UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AKJ Asset Management, LLC
Address:    1180 Harker Avenue
            Palo Alto, CA  94301

Form 13F File Number:   28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth R. Bilodeau, Jr.
Title:      Manager
      Phone:      650-326-9090

                     Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.            Palo Alto, CA           April 14, 2009
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:         $ 63,780 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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


NAME OF ISSUER                  TITLE       CUSIP     VALUE X1000 SHARES      INV.      OTHER MGR    VOTING AUTH
                                OF                                            DISC.
                                      CLASS
                                                                                                     SOLE    SHR    NONE
ABM Industries, Inc.              cs    00163T109             238       14500 sole      n/a                  n/a          14500
Automatic Data Proc               cs    053015103           2,248      63,947 sole      n/a                  n/a         63,947
Ameren Corp.                      cs    023608102             569      24,516 sole      n/a                  n/a         24,516
AFLAC Inc                         cs    001055102             838      43,264 sole      n/a                  n/a         43,264
Agrium Inc F                      cs    00896108              597      16,674 sole      n/a                  n/a         16,674
American Intl Group.              cs    026874107              61      60,668 sole      n/a                  n/a         60,668
Allied Cap Corp                   cs    01903Q108             155      97,359 sole      n/a                  n/a         97,359
Amerigas Partners                 oa    030975106             467      16,525 sole      n/a                  n/a         16,525
American Express                  cs    025816109             320      23,469 sole      n/a                  n/a         23,469
Bank America                      cs    060505104             875     128,365 sole      n/a                  n/a        128,365
Bristol Myers                     cs    110122108           1,805      82,354 sole      n/a                  n/a         82,354
CF Industries Holdng              cs    125269100             628       8,824 sole      n/a                  n/a          8,824
Cisco Systems                     cs    17275R102           2,407     143,552 sole      n/a                  n/a        143,552
Capitalsource Inc                 cs    14055X102             118      96,667 sole      n/a                  n/a         96,667
Dominion Res Inc VA               cs    25746U109             375      12,100 sole      n/a                  n/a         12,100
Diebold Incorporated              cs    253651103           1,204      56,400 sole      n/a                  n/a         56,400
Du Pont EI De Nemour              cs    263534109           1,239      55,500 sole      n/a                  n/a         55,500
Disney                            cs    254687106             639      35,200 sole      n/a                  n/a         35,200
Duke Power                        cs    26441C105             531      37,070 sole      n/a                  n/a         37,070
I Shares Dow Div                  ut    464287168           1,904      60,826 sole      n/a                  n/a         60,826
Consolidated Edison               cs    209115104           1,070      27,017 sole      n/a                  n/a         27,017
I Share Tr MSCI                   ut    464287465           1,061      28,235 sole      n/a                  n/a         28,235
Emerson Electric Co               cs    291011104             855      29,900 sole      n/a                  n/a         29,900
Fannie Mae                        cs    313586109              23      33,167 sole      n/a                  n/a         33,167
Nicor Inc.                        cs    654086107             593      17,856 sole      n/a                  n/a         17,856
General Electric                  cs    369604103           1,386     137,060 sole      n/a                  n/a        137,060
Great Plains Energy               cs    391164100             983      72,949 sole      n/a                  n/a         72,949
HCP Inc. REIT                     oa    421915109           1,368      76,633 sole      n/a                  n/a         76,633
Hospitality Pptys Tr              oa    44106M102             958      79,800 sole      n/a                  n/a         79,800
Intel                             cs    458140100           2,154     143,343 sole      n/a                  n/a        143,343
ISharesRussl1000Valu              cs    464287598             815      20,000 sole      n/a                  n/a         20,000
ISharesRussl 1000 Gr              cs    464287614             893      25,450 sole      n/a                  n/a         25,450
Johnson and Johnson               cs    478160104           1,187      22,573 sole      n/a                  n/a         22,573
JP Morgan Chase                   cs    46625H100           2,151      80,935 sole      n/a                  n/a         80,935
Kimberly Clark                    cs    494368103           1,403      30,431 sole      n/a                  n/a         30,431
Kinder Morgan Energy              oa    494550106           2,810      60,145 sole      n/a                  n/a         60,145
Kinder Morgan Mgmt                cs    49455U100             797      19,564 sole      n/a                  n/a         19,564
Coca-Cola Co.                     cs    191216100           2,353      53,536 sole      n/a                  n/a         53,536
Lincoln National                  cs    534187109             341      51,017 sole      n/a                  n/a         51,017
Herman Miller Inc                 cs    600544100             113      10,558 sole      n/a                  n/a         10,558
3M Company                        cs    88579Y101           2,043      41,082 sole      n/a                  n/a         41,082
Altria Group Inc                  cs    718154107             333      20,770 sole      n/a                  n/a         20,770
Nveen CA Mn Val Mf                cs    67062C107             227      26,132 sole      n/a                  n/a         26,132
Nucor Corp                        cs    670346105           2,420      63,400 sole      n/a                  n/a         63,400
Paccar                            cs    693718108             388      15,068 sole      n/a                  n/a         15,068
Precision Castparts               cs    740189105           3,157      52,699 sole      n/a                  n/a         52,699
Pfizer                            cs    717081103             299      21,919 sole      n/a                  n/a         21,919
Proctor and Gamble                cs    742718109             855      18,167 sole      n/a                  n/a         18,167
Progress Energy Inc               cs    743263105           1,278      35,250 sole      n/a                  n/a         35,250
Philip Morris Intnl               cs    718172109             735      20,670 sole      n/a                  n/a         20,670
Patient Portal Tech               cs    70322M105               8     ~51,600 sole      n/a                  n/a         51,600
Penn West Energy Tr               cs    707885109           1,569     165,337 sole      n/a                  n/a        165,337
The Southern Company              cs    842587107             655      21,400 sole      n/a                  n/a         21,400
Integrys Energy Grp.              cs    45822P105             222       8,514 sole      n/a                  n/a          8,514
Tyco Electronics                  cs    G91449105             254      22,978 sole      n/a                  n/a         22,978
Terra Industries Inc              cs    880915103             610      21,719 sole      n/a                  n/a         21,719
Tyco                              cs    902124106             456      23,328 sole      n/a                  n/a         23,328
Vulcan Materials Co.              cs    929160109             895      20,201 sole      n/a                  n/a         20,201
Vanguard Value ETF                ut    922908744           1,455      42,977 sole      n/a                  n/a         42,977
Vanguard Growth Idx               ut    922908736           1,097      29,350 sole      n/a                  n/a         29,350
Walgreen                          cs    931422109           2,142      82,516 sole      n/a                  n/a         82,516
Wells Fargo                       cs    949746101           1,417      99,474 sole      n/a                  n/a         99,474
Exxon Mobil Corp.                 cs    30231G102             733      10,762 sole      n/a                  n/a         10,762




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